Securities and Exchange Commission
Washington, DC 20549
Mail Stop 6010

RE: Raphael Industries Ltd.
Comments to registration statement on Form SB-2
Dated July 21, 2006
File No. 333-135331

Comment 1

Supplemental disclosure

Our licensed lists are populated primarily with individuals and companies who have expressed an interest in publications devoted to the oil and gas and commodities industries. We established our principal executive operations office in Calgary in an effort to maximize initial sales for our lists. Since our inception the majority of our revenues have been generated in this market. Additionally, mind and management is presently located in Canada.

Our strategy is to grow our business in the United States. To further this aim we have entered into agreements with various service providers in the United States. Additionally, we have received consents from two United States residents to act as directors and have appointed one. We intend on amalgamating our principal executive operations office with our corporate office in San Francisco. Our resident agent address is in Reno, Nevada.

We have made the following disclosure in Item 18 to clarify this.

Amended disclosure
Description of property, page 18

The Company's principal executive operations office is located at 1816 Crowchild Trail N.W. Suite 700, Calgary Alberta, T2M 3Y7, our corporate office is located at 268 Bush Street Suite 4205, San Francisco, CA 94104, and our agent for service office is 5190 Neil Road Suite 430 Reno, NV 89502.

Comment 2

Amended disclosure
Cover page

1(800) 638-2320

Comment 3

Amended disclosure
Prospectus cover page

	Price to the Public	Expenses	Proceeds to us

Per Share - minimum	$0.10	$0.012	$0.088
Per Share - maximum	$0.10	$0.006	$0.094
Minimum	$250,000	$30,000	$220,000
Maximum	$500,000	$30,000	$470,000

Comment 4

Supplemental disclosure

Our President and directors may purchase shares in the offering to meet the minimum and there is no limit on the number of shares they may purchase in the offering. Any purchase will be pursuant to a letter declaring this registration statement effective by the U.S. Securities and Exchange Commission. Our President is presently a shareholder but will not be selling his existing shares nor registering them in this offering.

We have further added the following to enhance our disclosure.

Amended disclosure
Prospectus cover page, page 1

This may result in only a small number of unaffiliated investors owning stock in the company thereby allowing them to control or influence all matters subject to stockholders vote. Additionally it may make it difficult for us to establish a liquid public market, reducing your ability to sell your shares.

Comment 5

Amended disclosure
Prospectus summary, page 3

Our website address is www.raphaelindustries.net - and it is operational but presently under construction.

Comment 6

Supplemental disclosure:

Due to a clerical error the dates on page five were entered incorrectly as 2008 instead of the correct date of 2007. The dates have been amended as disclosed below. Additionally, the two license agreements (exhibit 10.1 and 10.2) filed in the initial registration statement were incorrectly dated. We have re-submitted them with the correct dates.

Amended disclosure
Risk factors, page 5

We are presently dependent on the owners of our licensed lists for our continued operations and our business could be materially harmed by their failure to renew the license agreements. We have entered into licensing agreements to market and manage four lists. These agreements expire on November 15, 2007 and December 1, 2007 and failure to renew these agreements or enter into additional agreements with other list owners will result in the failure of our business.

Comment 7

Amended disclosure
Prospectus cover page, page 1

If we do not receive the minimum amount of $250,000 within 180 days of the effective date of our registration statement, all funds will be returned to investors promptly without interest or deduction.

Amended disclosure
Offering summary, page 3

All funds will be returned to investors promptly without interest or deductions if we do not raise the minimum $250,000 within 180 days from the date this prospectus is declared effective.

Comment 8

Supplemental disclosure

We have updated the table of summary financial data as disclosed below by including Gross Profit. We have further amended the operating expenses to reflect comments 32 and 33.

Amended disclosure
Summary financial data, page 4

Period Ended March 31, 2006

Revenues	$ 81,029

Gross Profit	$ 47,925

Operating Expenses	$ 1,855

Earnings	$ 21,545

Earnings (Loss) Per Share	$ 0.05

Comment 9

Supplemental

We note Staff's comment and advise that we intend to register our shares under the Exchange Act.

Amended Disclosure
Plan of distribution, page 9

We intend to register our shares under the Exchange Act of 1934.

Comment 10

Supplemental disclosure
Determination of offering price, page 7

We have removed the disclosure on valuation criteria to clarify that the public offering price was set arbitrarily and no models or other valuation criterion were used.

Comment 11

Amended disclosure
Dilution, page 7

Since our inception on October 31, 2005 we have completed two private placements to management of the Company. A total of $70,000 has been raised through these private placements at a price per share of $0.01.

Comment 12

Amended disclosure
Plan of distribution, page 8

Investors will not acquire rights as shareholders until we have accepted their subscription agreements and their funds have been released to us from escrow.

Comment 13

Supplemental disclosure

Following discussions with counsel and upon review of recent SB-2 registration statements declared effective by the U.S. Securities and Exchange Commission we have amended our disclosure regarding penny stock rules as disclosed below.

Amended Disclosure
Market for common equity and related stockholders matters, page 18

The Securities Exchange Commission has adopted rules that regulate broker-dealer practices in connection with transactions in penny stocks. Penny stocks are generally equity securities with a price of less than $5.00, other than securities registered on certain national securities exchanges or quoted on the NASDAQ system, provided that current price and volume information with respect to transactions in such securities is provided by the exchange or system. The penny stock rules require a broker-dealer, prior to a transaction in a penny stock, to deliver a standardized risk disclosure document prepared by the Commission, that: (a) contains a description of the nature and level of risk in the market for penny stocks in both public offerings and secondary trading; (b) contains a description of the broker"s or dealer"s duties to the customer and of the rights and remedies available to the customer with respect to a violation to such duties or other requirements of the Securities laws; (c) contains a brief, clear, narrative description of a dealer market, including bid and ask prices for penny stocks and the significance of the spread between the bid and ask price; (d) contains a toll-free telephone number for inquiries on disciplinary actions; (e) defines significant terms in the disclosure document or in the conduct of trading in penny stocks; and; (f) contains such other information and is in such form, including language, type, size and format, as the Commission shall require by rule or regulation.

The broker-dealer also must provide, prior to effecting any transaction in a penny stock, the customer with (a) bid and offer quotations for the penny stock; (b) the compensation of the broker-dealer and its salesperson in the transaction; (c) the number of shares to which such bid and ask prices apply, or other comparable information relating to the depth and liquidity of the market for such stock; and (d) a monthly account statements showing the market value of each penny stock held in the customer's account.

In addition, the penny stock rules require that prior to a transaction in a penny stock not otherwise exempt from those rules; the broker-dealer must make a special written determination that the penny stock is a suitable investment for the purchaser and receive the purchaser's written acknowledgment of the receipt of a risk disclosure statement, a written agreement to transactions involving penny stocks, and a signed and dated copy of a written suitability statement.

These disclosure requirements may have the effect of reducing the trading activity in the secondary market for stock that is subject to these penny stock rules. Therefore, because our common stock is subject to the penny stock rules, stockholders may have difficulty selling those securities.

Comment 14

Amended disclosure
Directors, Executive Officers, Promoters and Control Persons, page 10

Since 2000, Mr. Raabe has worked as a self employed independent management consultant, specializing in corporate finance for start up companies. He has held various positions, including officer and director and advisor to various companies including GSH Enterprises Limited, Hampton Financial Partners, Secure Automated Filing Enterprises Inc., Gondwana Energy Ltd., American Media Systems Co. and Crestview Energy Partners. From November 2000 to September 2005 he acted as director for Hampton Financial Partners providing the company general consulting services in the area of corporate governance compliance. In 2003 he acted as director and officer for Secure Automated Filing Enterprises Inc., a startup company providing Edgarizing and filing services for companies reporting to the Securities and Exchange Commission. Mr. Raabe resigned his position in October of 2003. In December of 2004 he held the position of Director for American Media Systems Co. assisting in the startup of the company. Mr. Raabe resigned as a director for American Media Systems Co. on December 31, 2004 and started Raphael Industries in October of 2005. On December 5th, 2005 he was appointed director and Officer and on June 29, 2006 he consented to act as interim President of Gondwana Energy Ltd.

Comment 15

Supplemental disclosure

The purpose and effect of Section 3.10 of our bylaws is to encourage shareholders to participate in the governance of their company. If they do not, only those who are active participants will influence the affairs of the company.

Amended disclosure
Description of Securities, page 11

Section 3.10 of our bylaws specifies a quorum requirement of 5% at any meeting of shareholders. This means the company can conduct business at shareholder meetings with only 5% of the shareholders present in person or by proxy. The effect of section 3.10 is that a small active shareholder base can make decisions that will impact the majority of shareholders if the majority elects to stay inactive.

Comment 16

Supplemental disclosure

The confidentiality provisions of the agreements in exhibits 10.5 and 10.6 are set out below in our amended disclosure. These are the salient provisions in the agreements. The pricing for the services was negotiated verbally and is invoiced on a monthly or transactional basis as set out below in our amended disclosure.

Amended disclosure
Description of Business, page 12

The main provisions of our agreements set out in (exhibits 10.5 and 10.6) are as follows:

1. The storage companies shall protect our lists by using a reasonable degree of care to prevent the unauthorized use, dissemination or publication of the lists.

2. The lists are confidential and are held by the storage companies in confidence.

3. The storage companies agree that they will not permit any person, firm or corporation to use, copy or reproduce in any manner whatsoever any part of the lists, without our prior approval.

Both agreements are month to month and cancellable on 30 days notice. The pricing for the services were agreed to verbally and are not specified in the agreements. The agreement with Marketing Software Company (exhibit 10.5) calls for a monthly payment of $350 while the agreement with List Fusion (exhibit 10.6) requires a payment of $30 for every thousand names processed through their services. Except for the agreements and the payment requirements there are no other terms that govern the business relationships between the firms.

Comment 17

Supplemental disclosure

Standard industry practice calls for the payment of 30% of all revenues generated to be paid to the marketing and management agent. Our license agreements call for the payment of 25% of all revenues generated, or 5% less than the industry standard. When revenues are generated through the use of third party marketing and management agents the Free Enterprise Press agreement calls for a 40% payment while the Global Commodity Press agreement calls for a 42% payment. Of that 40% and 42% we retain 10% and 12%, respectively with the remaining 30% paid to the third party agent. We have amended our disclosure on page F-8 and on page 12 to more accurately reflect this supplemental disclosure.

Amended disclosure
Description of Business, page 12

On rentals that we secure both license agreements stipulate that we shall retain 25% net of rental income. For rentals that are secured through third party marketing and management agents the agreement with Free Enterprise Press (Exhibit 10.1) calls for the payment of 40% of rental income. Of that 40% we retain 10% with the remaining 30% paid to the third party agent. For Global Commodity Press (Exhibit 10.2) the agreement calls for the payment of 42% of rental income. Of that 42% we retain 12% with the remaining 30% paid to the third party agent.

Amended disclosure
Notes to financial statements, page F-8

The Company entered into a license agreement dated November 15, 2005 for the exclusive use of a database for a period of 24 months. The Company has the exclusive right to market the database. When revenues are generated through the Company's efforts the agreement calls for the payment of 25% of the generated revenues to the Company. When revenues are generated through the efforts of third party marketing and management agents the agreement calls for the payment of 40% of generated revenues. Of this 40% the Company retains 10% with the remaining 30% paid to the third party agent. One year from the date of the agreement, payment on all generated revenues shall be reduced to 25% of the generated revenue. The Company also has an option to acquire the database for $100,000 until November 15, 2006. A non-refundable deposit to acquire the database of $50,000 was paid on April 15, 2006. No up-front fee was paid when the agreement was entered into.

The Company entered into a license agreement dated December 1, 2005 for the exclusive use of a database for a period of 24 months. The Company has the exclusive right to market the database. When revenues are generated through the Company's efforts the agreement calls for the payment of 25% of the generated revenues to the Company. When revenues are generated through the efforts of third party marketing and management agents the agreement calls for the payment of 42% of generated revenues. Of this 42% the Company retains 12% with the remaining 30% paid to the third party agent. One year from the date of the agreement, payment on all generated revenues shall be reduced to 25% of the generated revenue. No up-front fee was paid when the agreement was entered into.

Comment 18

Amended disclosure
Description of Business, page 12

We have entered into two separate agreements with marketing and management agents (exhibit 10.3 and 10.4). The main provisions of the agreements require us to pay the agent 30% of all list rental income generated by the agent. One agreement has a term of one year and is cancelable with 45 day written notice. The other agreement is month to month and cancelable on 30 days written notice. Both agreements permit the agents to market and rent the lists through various territories with an overlap in Europe and North America, however, each agreement governs separate lists. This enables us to test the effectiveness of each agent and gives us the flexibility to grant future business based upon results.

Comment 19

Amended disclosure
Description of Business, page 12

The storage agreements enable us to use third party companies that specialize in the secure storage and online processing of our lists. This enables us to maintain the security of our lists as well as enabling us to to process customer orders more effectively online.

Comment 20

Amended disclosure
Description of Business, page 12

The lists contain names and addresses of individuals and companies located in the United States. There are a total of approximately 220,000 names, populated through 4 lists with a predominance of male individuals.

Comment 21

Supplemental disclosure

The statistics mentioned in the second paragraph of the Industry and Competition section was taken from the Executive Summary of 'U.S. Direct marketing today: Economic impact 2005' published by The Direct Marketing Association. The executive summary can be downloaded at the following link: http://www.the-dma.org/research/economicimpact2005ExecSummary.pdf

A hard copy print out has also been forwarded to staff for review.

Comment 22

Amended disclosure
Description of business, page 15

These laws regulate our industry:

1. The CAN-SPAM Act governs the sending of e-mails that have a commercial primary purpose.

2. The Telemarketing Sales Rules govern telemarketing.

3. Health Insurance Portability and Accountability Act governs disclosure of protected health information for marketing or fundraising.

4. The Gramm-Leach-Bliley Act governs financial institutions and sharing of non-public personal information.

The FTC holds that those who provide lists for marketing share at least some responsibility for knowing what promotion will be communicated to those lists, and especially for knowing when the promotion, on its face, violates federal trade or consumer protection laws. Ensuring that we adhere to these laws and other potential future government regulations may result in increased costs.

Comment 23

Supplemental

The nature of our business relationship with customers is that they rent the list or a portion of the list on a multi-use basis (multiple mailings) or on a one time only basis (single mailing). Usually a small portion of the list is rented to test its response rate. If a satisfactory response is generated, the customer usually rents the remaining names, or a portion of the remaining names depending upon the terms of the agreement. Rarely will a customer re-rent the list once all names have been rented. One customer rented all the names on a multi-use basis and one customer rented all the names in two lists. As of June 30th, 2006 these customers represented 76% of revenue. Neither customer has rented the list or any portion of the list again. As such we are not dependent on any one customer or a few major customers for our ongoing revenue.

Amended disclosure
Customers, page 15

The main provisions in our rental agreements require us to forward a copy of the rented list to the customer. This may entail a portion of a list or the whole list, depending on the agreement entered into with the customer. The customer has the right to mail marketing materials to the names of the individuals and companies he has rented on a one time only basis, unless otherwise agreed.

As of June 30, 2006 we have secured 16 list rentals to 13 separate customers. Of these rentals, one customer rented on a multi-use basis while another customer rented all of the names in two lists. Multi-use means the customer rented the same names within a given list for multiple mailings. As of the date of this prospectus we do not have any major customers and we are equally dependent on all our customers for our continued growth.

Comment 24

Supplemental disclosure

The reference to patents was made in error. We have removed all references to patent in the registration statement.

Comment 25

Amended disclosure
Patents, Trademarks, Licenses, Franchises, Concessions, Royalty Agreements, or Labor Contracts, page 15

We do not own any intellectual property however, we have entered into two agreements to secure our licensed lists. The agreements prevent the unauthorized use, dissemination, reproduction or publication of the lists.

Comment 26

Amended disclosure
Executive Compensation, page 19

Upon completion of this offering Mr. Raabe will be compensated $2,500 per month out of cash flow generated from list rental. None of the funds contemplated in this offering will be used to compensate Mr. Raabe.

Comment 27

Amended disclosure
Experts, page 11

Manning Elliott, independent certified accountants, have audited our financial statements included in this prospectus. These financial statements are included herein in reliance upon their report and upon their authority as experts in accounting and auditing.

Comment 28

Supplemental disclosure

We undertake to update the financial statements for filings submitted to the commission as applicable. The current financial statements will be stale dated August 14, 2006. Any amendment filed subsequent to this date will include updated financial statements.

Comment 29

Supplemental disclosure

Mind and management is located in Canada; the majority of revenues have been generated in Canada; our accounting records are kept in Calgary, Canada and all the audit work is conducted in Vancouver, Canada; and the majority of our assets are cash held in short term deposits with Wells Fargo NA. Based on these facts we concluded it was appropriate to have an audit report issued by an auditor licensed outside of the United States.

Comment 30

Supplemental disclosure
Audit report, page F-1

We have filed a revised audit report that includes the conformed signature of our independent auditor.

Comment 31

Supplemental disclosure

We have filed a revised audit report that includes a going concern explanatory paragraph as disclosed below. We have further updated the notes to the financial statements to include all the required disclosures. The amended notes have been included in response to comment 34.

Amended disclosure
Audit report, page F-1

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As discussed in Note 1 to the financial statements, the Company has a limited operating history, is dependant on a limited number of customers and may not obtain the renewal of its license agreements from third parties. The Company may also require additional equity financing to continue operations. These factors raise substantial doubt about the Company's ability to continue as a going concern. Management's plans in regard to these matters are also discussed in Note 1. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

MANNING ELLIOTT LLP

Comment 32 and 33

Supplemental disclosure

We have reformatted the income statement to include all expenses within their appropriate costs categories. Specifically we have included depreciation and donated services within cost of goods sold and we have included professional fees within general and administrative expenses.

Amended disclosure
Statement of Operations, page F-3

Raphael Industries Ltd.
Statement of Operations
(Expressed in US dollars)

For the Period
October 31, 2005
(Date of Inception)
to March 31,
2006
$

Revenue	81,029
Cost of sales	33,104

Gross Profit	47,925

Operating Expenses

Foreign currency loss	370
General and administrative	1.485

Total Operating Expenses	1,855

Net income before income taxes	46,070

Supplemental disclosure

As a result of our response to comment 32 and 33 we have also amended the Management's Discussion and Analysis as disclosed below.

Amended disclosure
Management discussion and analysis, page 17

The major components to expenses faced by the company to date have been Cost of sales of $33,104, general and administrative expenses of $1,485, and foreign exchange loss of $370.

Comment 34

Amended disclosure
Notes to financial statements, page F-6

NOTE 1 - NATURE OF BUSINESS AND CONTINUANCE OF OPERATIONS

Raphael Industries Ltd. ("the Company") was incorporated on October 31, 2005 under the laws of the State of Nevada. Its principal business is to market databases of newsletter, direct mail, and internet marketing promotions for commercial use. The Company has obtained the rights to two subscriber databases.

The financial statements are prepared in accordance with generally accepted accounting principles in the United States on a going concern basis which contemplates the realization of assets and discharge of liabilities and commitments in the normal course of business. To date the Company has funded operations through the issuance of capital stock and the limited generation of revenues. The Company has limited operating history, has generated limited revenues from operations, is dependant on a limited number of databases, is dependent on the owners of the license agreements for the renewal of the license agreements, and may require additional capital requirements. The Company currently has two licenses to four databases resulting in a limited market for the rental of the databases. In November and December 2006 the respective license agreements call for a reduction in licensee fees to 25% of revenue on all rentals, including those generated by third party agents. Therefore any rentals generated by third party agents will result in negative cash flow for the Company. The Company does not have sufficient marketing capability to consistently undertake rentals independently of third party marketing and management agents. As a result, the Company is dependent on third party agents to successfully market and rent the databases. These factors raise substantial doubt about the Company's ability to continue as a going concern. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The ability of the Company to continue its operations as a going concern is dependent on raising sufficient new capital to fund its operating and marketing requirements,. If the Company exercises its option to purchase two of the databases, then it will retain 100% on the rental income generated by those databases. This will enable the Company to pay third party marketing and management agents and further grow the business.

Management's plan is to continue raising additional funds through future equity or debt financings, as needed, until it can generate sufficient revenues to maintain profitable operations. On June 26, 2006, the Company filed an SB-2 Registration Statement with the United States Securities and Exchange Commission to offer up to a minimum of 2,500,000 shares of common stock at $0.10 per share for cash proceeds of $250,000 and a maximum of 5,000,000 shares of common stock at $0.10 per share for cash proceeds of $500,000. If the Company can complete the minimum offering and raise $250,000, the Company plans to market the databases and secure revenue independent of third party marketing and management agents. The Company will also be able to upgrade the website as part of the overall marketing strategy. This will expand the Company's online marketing. The Company anticipates that as a result of the above, it will have sufficient capital to maintain operations for the next 12 months.

Comment 35

Supplemental disclosure

We recognize revenue when the ordered list has been forwarded to the customer. At that point we have completed our obligations to the customer, the customer has received our authority to use the list for the purpose they stipulated in their order, the price has been set, and payment has been received or payment terms have been agreed upon.

Since we do not have any patents SAB Topic 13(3)(g) is not applicable.

Amended disclosure
Notes to financial statements, page F-7

An order from a customer will include the quantity requested and the price paid by a customer. Revenues are recognized when we have received and processed an order from a customer. A customer has the authority to use the list immediately upon receipt from the Company. To reasonably assure collectibility we request pre-payment on orders from customers without an established credit history. Otherwise we award credit under terms standard in the industry and regularly review accounts receivable for any bad debts. At the completion of the transfer of names to a customer the Company has fulfilled all obligations to that customer.

Comment 36

Supplemental disclosure

The following factors were material in determining our decision to recognize revenue on a net basis using the guidance in EITF 99-19.

Par.7 - The company is the primary obligor in the arrangement: We are the primary obligor in the arrangement, but the suppliers of the lists determine the content of the lists. We only supply the lists as obtained from the supplier. (Indicator of Gross)

Par.8 - The company has general inventory risk (before customer order is placed or upon customer return): We do not have any inventory risk. We have been provided a copy of the licensed lists, however we do not bear any risks associated with the cost of generating the lists. (Indicator of Net)

Par.9 - The company has latitude in establishing price: We earn a fixed % of revenues per customer transaction. (Indicator of Net)

Par.10 - The company changes the product or performs part of the service: We do not change the lists prior to fulfilling orders from customers. (Indicator of Net)

Par.11 - The company has discretion in supplier selection: We do not have discretion in supplier selection. Our licensed lists are specific to two licensors and we do not have multiple suppliers for these specific lists(Indicator of Net)

Par.12 - The company is involved in the determination of product or service specifications: We do not determine the specifications of the lists for the customers. The lists are provided to the customer as obtained from the suppliers and the customer determines the suitability of the lists. (Indicator of Net)

Par.13 - The company has physical loss inventory risk (after customer order or during shipping): We do not take title to the lists between the time a customer order is placed and the product is delivered to the customer(Indicator of Net)

Par.14 - The company has credit risk: We have credit risk for the supply of the lists to the customer and are obligated to the supplier regardless of collectibility from the customer. (Indicator of Gross)

Par.15 - The supplier (not the company) is the primary obligor in the arrangement: We are the primary obligor in the arrangement, but the supplier of the lists determines the content of the lists. We only supply the lists as obtained from the supplier. (Indicator of Gross)

Par.16 - The amount the company earns is fixed: We earn a fixed % of revenues per customer transaction. (Indicator of Net)

Par.17 - The supplier (and not the company) has credit risk: We have credit risk for the supply of the lists to the customer and are obligated to the supplier regardless of collectibility from the customer. (Indicator of Gross)

Based on the above analysis, we determined that our revenues should be recognized on a net revenue reporting basis.

The $81,029 in revenue as of March 31, 2006 is net of license fees. Total license fees paid associated with the $81,029 in revenue was $228,187, and accordingly gross billings were $309,216.

Comment 37

Supplemental disclosure

The $50,000 deposit will be accounted for as a long-term asset on the balance sheet under the caption "Other Assets" until the term of the option expires in November, 2006.

Amended disclosure
Commitments, page F-8

No up-front fees were paid when the agreements were entered into.

Comment 38

Supplemental disclosure

We have made the following amendments to the file as a result of our amendments to the notes to the financial statements. These amendments are also detailed in response to comments 17 and 18.

Amended disclosure
Description of Business, page 12

On rentals that we secure both license agreements stipulate that we shall retain 25% net of rental income. For rentals that are secured through third party marketing and management agents the agreement with Free Enterprise Press (Exhibit 10.1) calls for the payment of 40% of rental income. Of that 40% we retain 10% with the remaining 30% paid to the third party agent. For Global Commodity Press (Exhibit 10.2) the agreement calls for the payment of 42% of rental income. Of that 42% we retain 12% with the remaining 30% paid to the third party agent.

No up-front fees were paid to either of the licensors when we entered into the agreements.

We have entered into two separate agreements with marketing and management agents. Both agreements permit the agents to market and rent the lists throughout North America. However, each agreement specifies the marketing and rental of different lists. This enables us to test the effectiveness of each agent and gives us the flexibility to grant future business to the agent that achieves the best results

Amended disclosure
Management discussion, page 17

The major components to expenses faced by the company to date have been Cost of sales of $33,104, general and administrative expenses of $1,485, and foreign exchange loss of $370.

Comment 39

Amended disclosure
Undertaking, page II-3

For determining liability of the undersigned small business issuer under the Securities Act to any purchaser in the initial distribution of the securities, the undersigned small business issuer undertakes that in a primary offering of securities of the undersigned small business issuer pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned small business issuer will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

(i) Any preliminary prospectus or prospectus of the undersigned small business issuer relating to the offering required to be filed pursuant to Rule 424 (230.424 of this chapter);

(ii) Any free writing prospectus relating to the offering prepared by or on behalf of the undersigned small business issuer or used or referred to by the undersigned small business issuer;

(iii) The portion of any other free writing prospectus relating to the offering containing material information about the undersigned small business issuer or its securities provided by or on behalf of the undersigned small business issuer; and

(iv) Any other communication that is an offer in the offering made by the undersigned small business issuer to the purchaser.

Comment 40

Amended disclosure
Signatures, page II-4

In accordance with the requirements of the Securities Act of 1933, the registrant certifies that it has reasonable grounds to believe that it meets all of the requirements of filing on Form SB-2 and authorized this registration statement to be signed on its behalf by the undersigned, in the City of Calgary, Alberta on August 14, 2006,

Raphael Industries Ltd.

In accordance with the requirements of the Securities Act of 1933, this registration statement was signed by the following persons in the capacities and on the dates stated:

Date:	By:

Arne Raabe Director, Principal Executive Officer, Chief Financial Officer and principal accounting officer.

Supplemental disclosure

We have added a director to the Company and have included the following disclosure.

Amended disclosure
Directors, Executive Officers, Promoters and Control Persons, page 10

Mr. Craig Wacaser

Mr. Wacaser holds a bachelor of science degree from Arizona State University and an MBA from the UCLA Anderson Graduate School of Management where he graduated Magna Cum Laude. In 2001 and 2002 he worked as regional sales manager for Emperative, Inc. where he was responsible for developing the western region territory. From 2002 through 2004 he worked for Iron Mountain, Inc. as regional product manager. His responsibilities with Iron Mountain included responsibility for developing messaging and market segmentation for the new electronic vaulting market for Iron Mountain. He developed marketing communications, and targeted campaigns and trained sales reps in solutions selling strategies. Since 2004 he has held the position of principal consultant, sales and marketing solutions with Dun & Bradstreet. At D&B he is responsible for developing account strategies for the company's largest telecommunications accounts in the southwest.